Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

13. EQUITY

Lind Offerings and Repayments

1st Lind Note

During the year ended December 31, 2024, the Company accepted the conversion of Lind Note with the Company’s common stock for 905,303 shares, for the carrying amount of $811,175. The 1st Lind Note was fully repaid in April 2024. Please refer to Note 7 for detail of the Lind Note.

2nd Lind Note

During the year ended December 31, 2024, the Company issued Lind in total of 800,000 shares of the Company’s common stock as the repayment of $800,000 principal of 2nd Lind Note. According to the amended agreement pursuant to Nasdaq requirements, the conversion price is subject to $1.00 floor price if the conversion price was below such floor, resulting in effective conversion price between $0.7907 to $0.4932. During 2024, the Company made additional $327,017 cash repayments, with $127,759 unpaid cash booked in Accrued Expenses and Other Current Liabilities.

On March 3, 2025 and April 1, 2025, Lind has converted the remaining $400,000 principal balance on 2nd Lind Note into 400,000 shares of the Company’s common stocks. All principal balance of 2nd Lind Note was fully converted as of April 1, 2025.

3rd Lind Note

On March 3, 2025, April 1, 2025, May 14, 2025, June 5, 2025, and July 9, 2025, Lind converted $1,000,000 ($200,000 in each conversion) principal balance on 3rd Lind Note into 936,239 shares of the Company’s common stocks. As of July 9, 2025, all outstanding balance of 3rd Lind Note was fully converted.

Stock-Based Compensation and Payments

2024

On January 27, 2024, the Company granted 1,302,726 restricted shares to its employees and directors under the 2016 Equity Incentive Plan as compensation for their previous services, amounted to $1,935,755, with an issuance date of February 2, 2024. These shares are subject to a three-year restriction period.

On May 24, 2024, the Company issued 200,000 shares of common stock amounted to $187,000 to a consultant for providing business and funding opportunities.

In December 2024, the Company issued 117,277 shares of its common stock to employees as compensation.

The Company has entered several agreements with its landlord in California, which both parties agreed that the Company issues its common stocks in lieu of cash for certain months of rent. As of December 31, 2024, the Company has issued 399,384 shares with average issuance price of $0.68 per share, for the monthly rent from April 2024 and half month of December 2024, in total of $271,827.

2025

During the year ended December 31, 2025, the Company compensated an employee with 550,000 shares of the Company’s common stocks amounting to $1,062,500 for her additional services. As of December 31, 2025, there are 100,000 shares totaling $254,000 that have not been issued.

During the year ended December 31, 2025, the Company compensated various business consultants with 1,815,193 shares of common stock amounting to $2,501,691, for their financial and business advisory services. As of December 31, 2025, 100,000 shares totaling $105,000 remain unissued.

In December 2025, the Company issued 14,792 shares of common stock as a payment for a former employee’s compensation, amounted to $43,849.

For the year ended December 31, 2025, the Company issued 333,456 shares of common stock, for the rent payments amounted to $383,526.

In connection with the Shuling Land transaction (see below Shuling Land Acquisition section), on July 15, 2025, the Company entered into a one-year consulting agreement with Shuling, pursuant to which Shuling shall provide advisory and development support services related to the Land. Such services include but not limited to site supervision and care, liaison with local authorities regarding land zoning and permits, acting as the Company’s agent to the Land, and other Land development related matters. The Company shall issue 1,000,000 restricted shares of the Company’s common stock, subject to a 5-year vesting schedule of 200,000 shares per year. On July 16, 2025, the Company issued 200,000 shares, amounted to $330,000, of restricted stock as a prepayment for Shuling’s first year service.

Private Offerings

In 2024, the Company received $31,040 from an investor to subscribe 41,387 shares of the Company’s common stock. These stocks were issued to the investor in September 2025 due to delay of certain administrative process.

During the year ended December 31, 2025, the Company conducted several private offerings of its common stock to several individual investors and issued 3,354,475 shares of common stocks at $0.60 to $1.95 per share, raising a total of $3,305,303.

Shuling Land Acquisition

On February 6, 2024, the Company entered into a definitive agreement with Shuling Jiang (“Shuling”), pursuant to which Shuling shall transfer the ownership of certain land she owns located at Taoyuan City, Taiwan (the “Land”) to the Company (the “Agreement”). Shuling is a director of the Company and currently owns approximately 14.7% of the Company’s issued and outstanding shares of common stock. In consideration for the Land, the Company was to pay Shuling (i) 703,496 restricted shares of the Company’s common stock (the “Shares”) at a price of $3.50 per share and (ii) five-year warrants to purchase up to 1,000,000 shares of the Company’s common stock, with an exercise price of $2.00 per share. Under the Agreement, Shuling was to also transfer outstanding liability owed on the Land (approximately $500,000) to the Company. On May 16, 2024, the Company’s board of directors determined that it was in the best interest of the Company and its shareholders to terminate the Agreement and not proceed with the transfer of land ownership; the Company may reconsider the transaction at a later date. The shares were returned and booked as treasury stock, and the warrants were not issued.

On June 3, 2025, the Company’s annual general shareholder meeting approved the proposal that the issuance of 2,035,136 restricted shares of the Company’s common stock at a price of $1.65 per share and five-year warrants to purchase up to 1,000,000 shares of the Company’s common stock, with an exercise price of $2.50 per share, to purchase the above Land from Shuling. On July 15, 2025, the Company closed the purchase of Land from Shuling and issued 2,035,136 shares of restricted common stocks and 1,000,000 shares of warrants and to Shuling on July 16, 2025 and July 15, 2025, respectively. Please refer to Note 5 for more details.

Noncontrolling Interests

On March 14, 2024, AiBtl issued 1,610,700 AiBtl’s common stocks to a land acquisition transaction in Taiwan, including the 1-year business consulting fee of $383,500 incurred beginning in November 2023, and the cost of land $7,670,000. Due to certain administrative processes and restrictions, AiBtl has not acquired ownership of the land.

Yun Zhi Yi, a Taiwan corporation, was incorporated in August 2024, with 90% owned by BioLite Taiwan and 10% owned by Shuling Jiang, the Company’s director. This entity is set up for holding the land that AiBtl acquired in Taiwan for developing health related business in Taiwan. Due to certain administrative processes and restrictions, the title transfer has not completed. However, AiBtl entered a series of agreements with the sellers in March 2025, to obtain the complete rights and obligations of the land while in the process of transferring the title. These agreements are effective until the title transfer is completed. AiBtl recognized such asset on its balance sheet on March 31, 2025. Refer to Note 5 for details.